Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Aug. 29, 2013
Payables and Accruals [Abstract]
Accounts Payable And Accrued Liabilities Schedule

As of	2013	2012
Accounts payable	$1,048	$818
Related party payables	374	130
Salaries, wages and benefits	267	290
Customer advances	140	141
Income and other taxes	47	25
Other	239	237
	$2,115	$1,641